Other Current Liabilities (Components of Other Current Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Current Liabilities
Accrued charges	$ 172	$ 174
Nova Scotia Cap-and-Trade Program provision	0	172
Accrued interest on long-term debt	107	97
Pension and post-retirement liabilities	23	33
Sales and other taxes payable	11	14
Income taxes payable	2	9
Other	112	80
Other current liabilities, Total	$ 427	$ 579